ORGANIZATION (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2022 CNY (¥) subsidiary	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ORGANIZATION.
Amount transferred from PRC subsidiaries to the VIE by loans or by capital support		¥ 115.5	$ 16.7	¥ 18.8	¥ 74.1
Amount transferred from VIE to PRC subsidiaries		¥ 104.1	$ 15.1	¥ 58.8	¥ 3.3
Mr. Jinyi Guo
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in variable interest entities		83.33%	83.33%
Mr. Gang Wu
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in variable interest entities		16.67%	16.67%
Luckin BVI
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin HK
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Roasting
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Roastery
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Beijing WFOE | Beijing WFOE
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin TJ
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin China
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Coffee Roasting (Tianjin) Co., Ltd.
ORGANIZATION.
Number of subsidiaries		1	1
Luckin Coffee Roasting (Pingnan) Co., Ltd
ORGANIZATION.
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin coffee
ORGANIZATION.
Number of subsidiaries		78	78
Luckin China | Beijing WFOE
ORGANIZATION.
Percentage of equity interest in subsidiaries transferred	100.00%
Beijing WFOE and VIE
ORGANIZATION.
Percentage fees to be paid from the consolidated net profits		100.00%	100.00%